NON-CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NON-CURRENT ASSETS

NOTE 5 – NON-CURRENT ASSETS

Other assets consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Other receivable	11,137	11,047
Rent deposits	12,925	23,941
Security deposits	5,491	5,491
Total Non-current assets	29,553	40,479

During the nine months ended September 30, 2024, our other receivables decreased $90, related to changes of currency exchange rate. The decrease of the rent deposit was primarily due to the Company terminated the lease of Oregan shop and $11,016 rent deposit of MJAI was used to pay the rent.

NOTE 5 – NON-CURRENT ASSETS

Other assets consisted of the following at December 31, 2023 and December 31, 2022:

	December 31, 2023 (Audited)	December 31, 2022 (Audited)
Other Receivable	$11,047	$10,668
Rent Deposits	23,941	11,016
Security Deposits	5,491	5,491
Non-Current Assets	$40,479	$27,175

During the year ended December 31, 2023, our other receivables increased $379, related to changes of currency exchange rate. The increase of the rent deposit was primarily due to the new lease signed on September 22, 2023, which term has not begun as of December 31, 2023.